ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2012	2013

Accrued payroll and welfare	$4,766	$4,469
Deposit payable	698	1,203
Other tax payable	2,802	2,942
Deferred income from ADS depositary	364	112
Accrued staff disbursement	824	1,103
Accrued professional fees	213	388
Accrued dividends to non-controlling shareholders of Flying Dragon	663	-
Other liabilities	669	666
	$10,999	$10,883